RELATED PARTY TRANSACTIONS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Ownership Percentage Held By Parent	10% or more
Aggregate balances of related party repurchase agreements	$ 13,800	$ 13,100
Significant services provided by a director	151	170
Related Party Deposit Liabilities	$ 22,400	$ 24,500